Stockholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended				1 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended	3 Months Ended	9 Months Ended			12 Months Ended			48 Months Ended		12 Months Ended	38 Months Ended		12 Months Ended	20 Months Ended	63 Months Ended	12 Months Ended
	Sep. 30, 2012	May 31, 2011	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Share Redemption Program	Dec. 31, 2012 Share Redemption Program	Sep. 30, 2013 Share Redemption Program	Sep. 30, 2012 Share Redemption Program	Sep. 30, 2011 Share Redemption Program	Dec. 31, 2012 Share Redemption Program	Dec. 31, 2012 Amended SRP	Sep. 30, 2013 Amended SRP	Dec. 31, 2012 Independent Director Compensation Plan	Nov. 12, 2009 Independent Director Compensation Plan	Dec. 31, 2012 Distribution Reinvestment Plan	Dec. 31, 2012 Stock Options Long-Term Incentive Plan	Dec. 31, 2012 Stock Options Independent Director Compensation Plan	Dec. 31, 2012 Stock Option [Member] Independent Director Compensation Plan	Dec. 31, 2009 Stock Option [Member] Independent Director Compensation Plan Director	Dec. 31, 2012 Restricted Stock [Member] Independent Director Compensation Plan	Dec. 31, 2012 Restricted Stock [Member] Independent Director Compensation Plan	Nov. 12, 2009 Restricted Stock [Member] Independent Director Compensation Plan	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2012 Common Stock	Dec. 31, 2011 Common Stock	Dec. 31, 2012 Follow-On Offering	Sep. 30, 2013 Series A Preferred Stock	Dec. 31, 2012 Series A Preferred Stock	Dec. 31, 2011 Series A Preferred Stock	Dec. 31, 2009 Series A Preferred Stock	Sep. 30, 2013 Series B Preferred Stock	Dec. 31, 2012 Series B Preferred Stock	Dec. 31, 2011 Series B Preferred Stock	Dec. 31, 2009 Series B Preferred Stock	Dec. 31, 2009 Wells REF	Dec. 31, 2009 Wells REF Series A Preferred Stock	Dec. 31, 2009 Wells REF Series B Preferred Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred stock, par value (per share)																																		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized			100,000,000	100,000,000		100,000,000	100,000,000																																				35,000	15,000
Preferred shares purchase price (per share)									$ 1,000
Preferred stock shares issued (in shares)																																		27,585	27,585	27,844	32,128	9,807	9,807	9,904	11,500
Preferred stock issues value																																					$ 32,100,000				$ 11,500,000
Preferred stock dividends rate per annum (in percent)		8.50%				1.00%
Preferred stock redemption, percent of net proceeds																																	40.00%
Preferred stock redemption monthly cap						2,000,000
Stock redeemed during periods under SRP			12,736	30,829																								356	6,236		31,635	37,042
Redemption of preferred stock at original issue price				0	356,000	356,000	5,880,000	0																					7,900,000
Accrued dividends				0	103,436	103,436	1,639,908	0																						(1,700,000)
Total preferred stock redemption value at original issuance price																													(6,200,000)
Preferred stock remained outstanding																												37,392	37,392	37,392				27,585	27,585	27,844		9,807	9,807	9,904
Dividends, Preferred Stock						11,200,000
Common stock authorized and reserved for issuance																					200,000	40,000
Number of independent directors																								4
Number of options to purchase shares of common stock issued to directors																							8,800		2,200	6,400
Options exercise price (per share)																								$ 25.00
Number of restricted shares of stock granted upon initial election																											1,000
Subsequent number of restricted stock shares granted upon each re-election																											400
Number of restricted stock shares vested during period																									1,600
Restricted stock shares forfeited during period																									667
Annual vesting percentage on restricted stock award in the first three years
Price per share under the Distribution Reinvestment Plan																				$ 16.40
Percent of distributions can be used to purchase shares																				100.00%
Number days upon written notice to stockholders for amendments to take effect												30 days			30 days					10 days
Current year redeemable shares as percentage of prior year weighted-average number of shares outstanding, maximum															5.00%
Qualified special redemptions monthly reserve fund												150,000			150,000
Ordinary redemption, percent of estimated per share value											95.00%			91.00%		95.00%	95.00%
Qualified special redemption, percentage of price per share											100.00%		100.00%
Common stock redemption price per share																$ 15.58	$ 15.58
Payments for Repurchase of Common Stock			198,355	480,155	743,115	743,115	892,901	859,555
Percentage of redeemed common stock value reimbursed by related party										9.00%
Value of redeemed common stock reimbursed by related party										13,500
Qualified redemption requests unfulfilled and returned to investors	$ 200,000